SUBSEQUENT EVENTS (Details) (Early Termination of OBO Charter [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
	Aug. 30, 2012 Front Climber [Member]	Oct. 31, 2012 Front Driver [Member]
Subsequent Event [Line Items]
Payments for early termination of charter	$ 0.6	$ 0.5
Loss due to early termination of charter	$ 4.2	$ 4.0